Organization and Nature of Business (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Change in Previously Reported Line Items in the Statements of Cash Flows
The following table presents the effect of the change in presentation to the previously reported line items for the nine months ended September 30, 2020:

	Nine Months Ended September 30, 2020
	As Previously Reported	Adjustment	Revised
Cash flows from financing activities:
Change in customer funds payable	$—	$1,528	$1,528
Net cash provided by financing activities	14,306	1,528	15,834
Net increase in cash, cash equivalents, and restricted cash	8,759	1,528	10,287
Cash, cash equivalents, and restricted cash, beginning of period	4,736	21,126	25,862
Cash, cash equivalents, and restricted cash, end of period	$13,495	$22,654	$36,149

The following tables present the effect of the change in presentation to the previously reported line items in the Statements of Cash Flows for each period indicated:

	Year Ended December 31, 2020			Year Ended December 31, 2019			Year Ended December 31, 2018
	As Previously			As Previously			As Previously
	Reported	Adjustment	Revised	Reported	Adjustment	Revised	Reported	Adjustment	Revised
Cash flows from financing activities:
Change in customer funds payable	$—	$(202)	$(202)	$—	$3,505	$3,505	$—	$2,854	$2,854
Net cash provided by financing activities	15,156	(202)	14,954	19,268	3,505	22,773	(1,143)	2,854	1,711
Net increase in cash, cash equivalents, and restricted cash	13,183	(202)	12,981	1,341	3,505	4,846	(31,646)	2,854	(28,792)
Cash, cash equivalents, and restricted cash, beginning of period	4,736	21,126	25,862	3,395	17,621	21,016	35,041	14,767	49,808
Cash, cash equivalents, and restricted cash, end of period	$17,919	$20,924	$38,843	$4,736	$21,126	$25,862	$3,395	$17,621	$21,016